GOODWILL AND INTANGIBLE ASSETS (Details 1) - Core deposit intangible $ in Thousands	Jun. 30, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible gross	$ 959
Accumulated amortization	(85)
Core deposit intangible net	$ 874